Pensions and other post-retirement benefit obligations - Schedule of key actuarial assumptions (Details)	Sep. 30, 2024	Mar. 31, 2024
UK
Disclosure of defined benefit plans [line items]
Discount rate – UK past service	5.02%	4.87%
Rate of increase in RPI – UK past service	2.95%	3.05%
US
Disclosure of defined benefit plans [line items]
Discount rate – US	4.90%	5.15%